Acquisitions and Divestitures - 2016 Acquisitions (Details) CAD / shares in Units, $ / shares in Units, LKR in Millions, CAD in Millions, $ in Millions, ₨ in Billions, ZAR in Billions, IDR in Billions	Jul. 06, 2017 USD ($) $ / shares shares	Jan. 13, 2017 USD ($)	Sep. 02, 2016 USD ($) shares	Sep. 02, 2016 CAD shares	Dec. 31, 2017 USD ($) shares	Aug. 17, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 07, 2016 USD ($)	Dec. 07, 2016 ZAR	Nov. 28, 2016 USD ($)	Nov. 28, 2016 CAD	Oct. 31, 2016 USD ($)	Oct. 31, 2016 CAD	Oct. 18, 2016 USD ($)	Oct. 10, 2016 USD ($)	Oct. 10, 2016 IDR	Oct. 03, 2016 USD ($)	Oct. 03, 2016 LKR	Sep. 02, 2016 CAD CAD / shares shares	Aug. 26, 2016 USD ($)	Aug. 26, 2016 INR (₨)	Feb. 08, 2016
Disclosure of detailed information about business combination [line items]
Carrying value of investment					$ 39,255.4		$ 28,430.7
Cara
Disclosure of detailed information about business combination [line items]
Number of subordinated voting equity interests acquired | shares			3,128,804	3,128,804
Allied World
Disclosure of detailed information about business combination [line items]
Purchase consideration	$ 3,977.9					$ 229.0
Equity interests issued, pre-closing dividends paid per share (in dollars per share) | $ / shares	$ 5.00
Percentage of interests acquired	94.60%					5.40%
Cash transferred	$ 1,905.6					$ 109.7
Certain American International Group, Inc. Operations in Latin America and Central and Eastern Europe
Disclosure of detailed information about business combination [line items]
Purchase consideration														$ 240.0
Zurich Insurance Company South Africa Limited
Disclosure of detailed information about business combination [line items]
Purchase consideration								$ 128.0	ZAR 1.8
Percentage of interests acquired								100.00%	100.00%
Original Joe's
Disclosure of detailed information about business combination [line items]
Purchase consideration										$ 83.8	CAD 112.5
Percentage of interests acquired										89.20%	89.20%
Cash transferred										$ 69.3	CAD 93.0
Contingent consideration										$ 14.5	CAD 19.5
Golf Town Limited
Disclosure of detailed information about business combination [line items]
Purchase consideration												$ 31.4	CAD 42.0
Percentage of interests acquired												60.00%	60.00%
AMAG
Disclosure of detailed information about business combination [line items]
Purchase consideration															$ 178.9	IDR 2,322
Percentage of interests acquired															80.00%	80.00%
Asian Alliance General Insurance Limited
Disclosure of detailed information about business combination [line items]
Purchase consideration																	$ 10.2	LKR 1,488.9
Percentage of interests acquired																	100.00%	100.00%
St-Hubert
Disclosure of detailed information about business combination [line items]
Purchase consideration			$ 413.8																CAD 538.7
Percentage of interests acquired			100.00%																100.00%
Cash transferred			$ 372.4																CAD 484.8
Privi Organics
Disclosure of detailed information about business combination [line items]
Purchase consideration																				$ 55.0	₨ 3.7
Percentage of interests acquired																				50.80%	50.80%
Fairfax India
Disclosure of detailed information about business combination [line items]
Proceeds from issuing shares		$ 493.5
Fairfax India | Privi Organics
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired																				50.80%	50.80%
Fairfax India | Fairchem Speciality Limited
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired																						44.70%
Co-Investors | Allied World
Disclosure of detailed information about business combination [line items]
Purchase consideration	1,580.0
Subordinate voting shares
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares) | shares					27,904,801		23,004,207
Subordinate voting shares | Allied World
Disclosure of detailed information about business combination [line items]
Equity interests issued in combination	$ 2,072.3				$ 2,191.6	$ 119.3
Number of shares issued (in shares) | shares	4,799,497					276,397
Subordinate voting shares | St-Hubert
Disclosure of detailed information about business combination [line items]
Equity interests issued in combination			$ 41.4																CAD 53.9
Subordinate voting shares | Cara
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares) | shares			7,863,280																7,863,280
Sale of shares (in dollars per share) | CAD / shares																			CAD 29.25
Proceeds from issuing shares			$ 179.2	CAD 230.0